Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 12. Subsequent Events

On July 16, 2021, the Company entered into a Consulting Agreement (“Agreement 4”) with a Strategic Advisory Consultant to provide strategic and advisory services to the Company for consideration of 20,000 shares of common stock of the Company (the “Share Payment”). The term of Agreement 4 is one month and the value of the shares is being expensed over the term.

On August 10, 2021, the Company entered into a Securities Purchase Agreement with Mercer Street Global Opportunity Fund, LLC (“Buyer”), pursuant to which the Company issued to Buyer its Original Issue Discount Secured Convertible Promissory Note (the “Note”) in the principal amount of $806,000 and warrants to purchase 930,000 shares of the common stock of the Company (the “Warrants”) for which the Company received aggregate consideration of $750,000. In addition, pursuant to the Purchase Agreement the Company entered into a Registration Rights Agreement with the Buyer.

The principal amount of the Note and all interest accrued thereon is payable on August 10, 2022, and is secured by a lien on substantially all of the Company’s assets. The Note provides for interest at the rate of 5% per annum, payable at maturity, and is convertible into common stock of the Company at a price of $0.65 per share, subject to anti-dilution adjustments in the event of certain corporate events as set forth in the Note, provided that if the average closing price of the Company’s common stock during any ten consecutive trading days beginning on the date of the effectiveness of a registration statement with respect to the shares issuable upon conversion of the Note and ending 60 days after the date of such effectiveness is below $0.65, the conversion price shall be reduced to such average price but in no event less than $0.455 per share. In addition to customary anti-dilution adjustments the Note provides, subject to certain limited exceptions, that if the Company issues any common stock or common stock equivalents, as defined in the Note, at a per share price lower than the conversion price then in effect, the conversion price will be reduced to the per share price at which such shares or common share equivalents were sold.

The Note provides for various events of default similar to those provided for in similar transactions, including the failure to timely pay amounts due thereunder. The Note provides further that the Company will be liable to the Buyer for various amounts, including the cost of a buy-in, if the Company shall default in its obligation to register the shares issuable upon conversion of the Note for sale by the Buyer under the Securities Act or otherwise fail to facilitate Buyer’s sale of the shares issuable upon conversion of the Note as required by the terms of the Note.

The Warrants are initially exercisable for a period of three years at a price of $1.25 per share, subject to customary anti-dilution adjustments upon the occurrence of certain corporate events as set forth in the Warrant. The shares issuable upon conversion of the Note and exercise of the Warrants are to be registered under the Securities Act of 1933, as amended, for resale by the Buyer as provided in the Registration Rights Agreement. If at any time after the six-month anniversary of the date of the Purchase Agreement, there is no effective registration statement covering the resale of the shares issuable upon exercise of the Warrants at prevailing market prices by the Buyer, then the Warrant may be exercised by means of a “cashless exercise” in which event the Buyer would be entitled to receive a number of shares determined in accordance with a customary formula as set forth in the Warrant.

The Registration Rights Agreement requires the Company to file with the Securities and Exchange Commission within 45 days following the closing of the issuance of the Note, a registration statement (the “Registration Statement”) with respect to all shares which may be acquired upon conversion of the Note and exercise of the Warrant (the “Registrable Securities”) and to cause the Registration Statement to be declared effective no later than 90 days after the date of the issuance of the Note, provided, that if the Company is notified by the SEC that the Registration Statement will not be reviewed or is no longer subject to further review and comments, the Company shall cause the Registration Statement to be declared effective on the fifth trading day following the date on which the Company is so notified. The Company is to cause the Registration Statement to remain continuously effective until all Registrable Securities covered by such Registration Statement have been sold, or may be sold pursuant to Rule 144 without the volume or other limitations of such rule, or are otherwise not required to be registered in reliance upon the exemption in Section 4(a)(1) or 4(a)(7) under the Securities Act.

For services rendered in connection with the Securities Purchase Agreement the Company paid Carter, Terry & Company a cash fee of $75,000 and is obligated to issue to Carter, Terry 36,145 shares of the Company’s common stock. In addition, the Company reimbursed the Buyer $10,000 for legal expenses incurred in connection with the transaction.

Note 9. Subsequent Events

Effective January 1, 2021, the shareholder referenced in relation to Convertible Promissory Note 3 in Footnote 4 elected to convert the outstanding principal of $55,000 along with accrued interest of $7,951 into common stock at a price of $0.25 per share resulting in the issuance of 251,805 shares of Common Stock.